Quarterly Report
July 31, 2019
MFS®  Limited Maturity Fund

Portfolio of Investments
7/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.6%
Aerospace – 0.6%
Boeing Co., 2.3%, 8/01/2021	$9,476,000	$9,467,697
Asset-Backed & Securitized – 31.0%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 3.877% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$776,747	$768,843
ALM Loan Funding CLO, 2015-12A, “A2A2”, FLR, 3.672% (LIBOR - 3mo. + 1.35%), 4/16/2027 (n)	8,761,281	8,617,151
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.203% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	4,819,336	4,809,611
ALM Loan Funding, CLO, 2015-12A, “A1R2”, FLR, 3.212% (LIBOR - 3mo. + 0.89%), 4/16/2027 (n)	4,454,063	4,449,627
Americredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	4,648,000	4,683,808
Arbor Realty CLO Ltd., 2019-FL1, “A”, FLR, 3.542% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	7,374,000	7,387,826
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 4.625% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	4,335,000	4,338,034
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	9,410,000	9,611,416
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 3.877% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	4,282,847	4,136,558
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 4.177% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	1,814,958	1,743,046
Bancorp Commercial Mortgage Trust, 2018-CR3, “B”, FLR, 3.875% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	3,903,904	3,911,757
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.425% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	4,618,000	4,618,008
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 3.675% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	4,071,346	4,076,431
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 3.825% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	5,637,249	5,637,249
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.772%, 12/15/2051 (i)(z)	64,172,837	3,853,367
Bayview Commercial Asset Trust, FLR, 2.576% (LIBOR - 1mo. + 0.31%), 8/25/2035 (z)	363,627	349,962
Bayview Financial Acquisition Trust, 5.638%, 11/28/2036	356,909	359,882
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.841% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	379,346	366,724
Bowman Park CLO Ltd., 2014-1A, “B2R”, 3.544%, 11/23/2025 (n)	4,149,881	4,147,665
BSPRT Ltd., 2017-FL2, “C”, FLR, 4.475% (LIBOR - 1mo. + 2.15%), 10/15/2034 (n)	3,500,000	3,507,814
BSPRT Ltd., 2018-FL4, FLR, 4.425% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	5,552,000	5,571,111
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	4,699,973	4,725,638
BXMT Ltd., 2017-FL1 “A”, FLR, 3.184% (LIBOR - 1mo. + 0.87%), 6/15/2035 (n)	4,876,500	4,878,026
Caravana Auto Receivables Trust, 2019-1A, “B”, 3.29%, 8/15/2023 (n)	9,358,000	9,478,957
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.313%, 5/10/2050 (i)	44,284,899	3,270,940
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	3,442,000	3,450,816
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	1,560,000	1,563,098
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	2,403,000	2,402,019
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	1,815,000	1,813,003
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	2,592,000	2,586,287
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	642,875	642,682
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	3,270,000	3,270,838
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	488,224	488,068
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	6,441,000	6,457,718
Credit-Based Asset Servicing & Securitization LLC, 3.57%, 1/25/2037 (q)	1,993,485	941,896
Credit-Based Asset Servicing & Securitization LLC, 3.811%, 3/25/2037 (q)	2,763,418	1,530,527
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 3.523% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	6,957,264	6,957,334
Cutwater Ltd., 2014-1A, “A2R”, FLR, 4.003% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	4,750,000	4,745,174
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	2,718,000	2,714,527
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	4,988,000	5,094,345
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	2,222,000	2,218,466
DT Auto Owner Trust, 2016-1A, “D”, 4.66%, 12/15/2022 (n)	3,897,372	3,921,489
DT Auto Owner Trust, 2017-1A, “D”, 3.55%, 11/15/2022 (n)	2,782,000	2,794,681
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	2,013,405	2,014,138
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	2,855,911	2,857,536
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	1,987,000	2,012,328
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	121,221	121,135
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	739,857	738,973
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 4.014% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	6,220,000	6,239,490
Exeter Automobile Receivables Trust, 2018-1A, “B”, 2.75%, 4/15/2022 (n)	4,053,347	4,055,538
Exeter Automobile Receivables Trust, 2018-2A, “C”, 3.69%, 3/15/2023 (n)	5,790,000	5,849,629
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 3.803% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	7,400,000	7,378,555
Flagship CLO, 2014-8A, “BRR”, FLR, 3.722% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	5,578,297	5,540,911

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.611% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)	$7,873,500	$7,873,484
Freedom Financial, 2019-1, “A”, 3.42%, 6/18/2026 (n)	2,225,834	2,229,776
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	4,100,000	4,137,667
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	3,153,000	3,182,636
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	4,200,000	4,195,869
Grand Avenue CRE Ltd., 2019-FL1, “A”, 3.445%, 6/15/2037 (n)	5,043,000	5,046,152
Granite Point Mortgage Trust, Inc., FLR, 3.198% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	5,515,336	5,517,063
GS Mortgage Securities Trust, 4.592%, 8/10/2043 (n)	7,374,000	7,450,137
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.045%, 5/10/2050 (i)	40,084,601	2,752,072
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.279%, 8/10/2050 (i)	38,697,972	2,735,060
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	392,115	391,728
Hertz Fleet Lease Funding LP, 2017-1, “A2”, 2.13%, 4/10/2031 (n)	4,702,004	4,701,746
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	2,752,000	2,793,689
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	1,580,000	1,603,321
IMPAC CMB Trust, FLR, 3.006% (LIBOR - 1mo. + 0.74%), 11/25/2034	107,759	108,880
IMPAC CMB Trust, FLR, 3.186% (LIBOR - 1mo. + 0.92%), 11/25/2034	113,430	111,688
IMPAC Secured Assets Corp., FLR, 2.616% (LIBOR - 1mo. + 0.35%), 5/25/2036	255,203	257,235
Interstar Millennium Trust, FLR, 2.828% (LIBOR - 3mo. + 0.4%), 3/14/2036	66,044	63,329
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 3.264% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	3,498,000	3,461,362
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 3.164% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	6,672,566	6,659,048
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 3.225% (LIBOR - 1mo. + 0.9%), 6/17/2037 (z)	6,868,352	6,865,398
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	5,908,987	6,055,007
JPMorgan Chase Commercial Mortgage Securities Corp., 1.078%, 9/15/2050 (i)	39,986,423	2,509,064
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 4.314% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	3,789,000	3,803,209
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.825% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	5,578,000	5,593,605
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.875% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,859,500	1,872,278
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 3.695% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	7,368,000	7,381,912
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.703% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	8,246,053	8,184,999
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.203% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	4,029,889	4,007,285
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.803% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	6,806,093	6,742,538
Madison Park Funding Ltd., 2014-15A, “A2R”, FLR, 3.756% (LIBOR - 3mo. + 1.5%), 1/27/2026 (n)	7,414,000	7,418,597
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 3.5% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	8,857,000	8,791,086
Man GLG U.S. CLO 2018-2 Ltd., 2018-2A, “BR”, FLR, 4.753% (LIBOR - 3mo. + 2.45%), 10/15/2028	6,297,302	6,300,476
Merrill Lynch Mortgage Investors, Inc., 4.244%, 2/25/2037 (q)	1,822,135	354,121
MidOcean Credit CLO, 2012-1A, “A2RR”, FLR, 3.603% (LIBOR - 3mo. + 1.3%), 1/15/2024 (n)	8,303,141	8,200,514
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.429%, 5/15/2050 (i)	43,685,436	3,157,924
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.441%, 6/15/2050 (i)	18,780,165	1,441,164
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.867%, 12/15/2051 (i)	54,424,102	3,586,494
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.1% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	8,600,000	8,595,838
Nationstar HECM Loan Trust, 2018-1A, “M1”, 3.238%, 2/25/2028 (n)	3,427,000	3,426,623
Nationstar HECM Loan Trust, 2018-2A, “M1”, 3.552%, 7/25/2028 (n)	3,332,000	3,326,232
Nationstar HECM Loan Trust, 2018-3, “A”, 3.554%, 11/25/2028 (n)	3,594,579	3,585,374
Nationstar HECM Loan Trust, 2018-3A, “M1”, 3.903%, 11/25/2028 (n)	3,700,000	3,707,833
Nationstar HECM Loan Trust, 2019-1A, “A”, 2.651%, 6/25/2029 (n)	3,268,640	3,269,566
Navistar Financial Dealer Note Master Owner (NAVMT), 2019-1, “C”, FLR, 3.216% (LIBOR - 1mo. + 0.95%), 5/28/2024 (n)	1,471,000	1,471,235
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “B”, FLR, 3.066% (LIBOR - 1mo. + 0.8%), 9/25/2023 (n)	924,000	925,388
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “C”, FLR, 3.316% (LIBOR - 1mo. + 1.05%), 9/25/2023 (n)	1,039,000	1,041,340
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 3.877% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	5,023,883	4,890,635
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	3,461,000	3,460,242
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	2,577,000	2,588,819
OneMain Financial Issuance Trust, 17-1A, “B”, 2.79%, 9/14/2032 (n)	4,500,000	4,483,543
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	5,148,000	5,131,256
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	3,087,591	3,090,778
Oscar U.S. Funding Trust, 2017-2A, “A2B”, FLR, 3.029% (LIBOR - 1mo. + 0.65%), 11/10/2020 (n)	432,853	432,970
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022 (n)	2,710,000	2,749,422
Ownit Mortgage Loan Asset-Backed Certificates, 3.322%, 10/25/2035 (q)	1,298,204	820,359
PFS Financing Corp., 2017-C, “A”, FLR, 2.795% (LIBOR - 1mo. + 0.47%), 10/15/2021 (n)	3,094,000	3,092,125
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	2,821,000	2,824,669
Santander Drive Auto Receivables Trust, 2018-1, “B”, 2.63%, 7/15/2022	4,585,000	4,588,521

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Santander Drive Auto Receivables Trust, 2019-2, “B”, 2.79%, 1/16/2024	$4,920,000	$4,942,919
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	3,246,000	3,242,236
Shackelton CLO Ltd., 2013-4RA, “B”, FLR, 4.203% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	2,268,542	2,204,551
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 3.928% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,414,922	2,366,377
Shelter Growth CRE, 2018-FL1, “A”, FLR, 3.325% (LIBOR - 1mo. + 1%), 1/15/2035 (n)	1,526,729	1,527,207
Shelter Growth CRE, 2019-FL2, “A”, FLR, 3.425% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	9,466,000	9,471,916
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	573,920	573,044
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 3.495% (LIBOR - 1mo. + 1.17%), 1/17/2035 (n)	5,019,511	5,014,494
Thacher Park CLO Ltd., 2014-1A, “CR”, FLR, 4.477% (LIBOR - 3mo. + 2.2%), 10/20/2026 (n)	4,301,000	4,300,854
Thornburg Mortgage Securities Trust, FLR, 2.946% (LIBOR - 1mo. + 0.68%), 4/25/2043	233,365	234,156
TICP Ltd., CLO, 2018-3R, “B”, FLR, 3.627% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	2,132,575	2,118,801
TICP Ltd., CLO, 2018-3R, “C”, FLR, 4.077% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	3,742,444	3,646,896
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 3.889% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	6,176,000	6,187,722
Tricon American Homes Trust, 2015-SFR1, “1A”, 2.589%, 11/17/2033 (n)	10,307,794	10,284,483
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.014%, 11/15/2050 (i)	30,750,069	1,849,235
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.006%, 12/15/2051 (i)	26,184,987	1,964,633
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	208,217	208,092
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	3,075,000	3,069,019
Veros Auto Receivables Trust, 2017-1, “A”, 2.84%, 4/17/2023 (n)	224,242	224,137
Veros Auto Receivables Trust, 2018-1, “A”, 3.63%, 5/15/2023 (n)	2,465,095	2,471,102
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	4,896,000	4,889,872
West CLO Ltd., 2014-2A, “A1BR”, 2.724%, 1/16/2027 (n)	4,633,830	4,624,803
WF-RBS Commercial Mortgage Trust, 2011-C3, “A4”, 4.375%, 3/15/2044 (n)	7,732,177	7,933,727
Wind River CLO Ltd., 2012-1A, “BR2”, FLR, 3.753% (LIBOR - 3mo. + 1.45%), 1/15/2026 (n)	7,668,906	7,668,799
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 4.003% (LIBOR - 1mo. + 1.7%), 10/15/2027 (n)	2,785,924	2,744,779
		$518,504,887
Automotive – 1.8%
BMW US Capital LLC, 3.1%, 4/12/2021 (n)	$6,163,000	$6,223,477
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	3,414,000	3,514,955
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	4,372,000	4,498,665
Harley-Davidson Financial Services, FLR, 3.46% (LIBOR - 3mo. + 0.94%), 3/02/2021 (n)	4,773,000	4,769,572
Hyundai Capital America, 3.75%, 7/08/2021 (n)	3,173,000	3,229,606
Volkswagen Group of America Co., 3.875%, 11/13/2020 (n)	3,789,000	3,852,414
Volkswagen Group of America Co., 4%, 11/12/2021 (n)	3,789,000	3,906,441
		$29,995,130
Broadcasting – 0.4%
Fox Corp., 3.666%, 1/25/2022 (n)	$2,478,000	$2,554,006
Interpublic Group of Companies, Inc., 3.5%, 10/01/2020	4,621,000	4,673,878
		$7,227,884
Brokerage & Asset Managers – 1.1%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$10,603,000	$10,679,779
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	8,540,000	8,579,173
		$19,258,952
Cable TV – 1.2%
Comcast Corp., 3.45%, 10/01/2021	$4,643,000	$4,759,394
NBCUniversal Media LLC, 4.375%, 4/01/2021	5,750,000	5,947,591
Time Warner Cable, Inc., 5%, 2/01/2020	8,592,000	8,691,001
		$19,397,986
Computer Software – 0.8%
Dell Investments LLC/EMC Corp., 4.42%, 6/15/2021	$8,351,000	$8,586,587
Dell Investments LLC/EMC Corp., 4%, 7/15/2024 (n)	4,900,000	5,059,383
		$13,645,970

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.3%
Panasonic Corp., 2.536%, 7/19/2022 (z)	$4,980,000	$4,980,313
Conglomerates – 1.7%
Roper Technologies, Inc., 2.8%, 12/15/2021	$1,810,000	$1,820,016
United Technologies Corp., 3.1%, 6/01/2022	3,056,000	3,121,288
United Technologies Corp., 3.65%, 8/16/2023	10,731,000	11,240,955
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	9,068,000	9,526,097
Westinghouse Air Brake Technologies Corp., FLR, 3.71% (LIBOR - 3mo. + 1.05%), 9/15/2021	2,310,000	2,310,548
		$28,018,904
Consumer Products – 0.5%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$8,307,000	$8,283,477
Consumer Services – 0.6%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$5,754,000	$5,788,380
QVC, Inc., 5.125%, 7/02/2022	4,761,000	4,973,854
		$10,762,234
Electrical Equipment – 0.3%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$4,611,000	$4,611,650
Electronics – 1.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3%, 1/15/2022	$13,177,000	$13,228,402
Broadcom, Inc., 3.125%, 4/15/2021 (n)	5,359,000	5,388,631
Microchip Technology, Inc., 3.922%, 6/01/2021	4,178,000	4,250,014
		$22,867,047
Emerging Market Quasi-Sovereign – 0.6%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$5,946,000	$6,224,689
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	2,973,000	3,251,304
		$9,475,993
Energy - Integrated – 0.9%
BP Capital Markets PLC, 2.521%, 1/15/2020	$3,049,000	$3,051,207
Cenovus Energy, Inc., 3%, 8/15/2022	7,655,000	7,661,887
Cenovus Energy, Inc., 3.8%, 9/15/2023	2,432,000	2,491,784
Eni S.p.A., 4%, 9/12/2023 (n)	2,276,000	2,375,645
		$15,580,523
Entertainment – 0.2%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$3,003,000	$3,007,179
Financial Institutions – 2.5%
AerCap Ireland Capital Ltd., 4.45%, 12/16/2021	$5,924,000	$6,126,184
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	6,364,000	6,451,187
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	3,953,000	4,037,199
GE Capital International Funding Co., 2.342%, 11/15/2020	24,696,000	24,589,892
		$41,204,462
Food & Beverages – 0.8%
Conagra Brands, Inc., 3.8%, 10/22/2021	$3,274,000	$3,363,255
Conagra Brands, Inc., FLR, 3.027% (LIBOR - 3mo. + 0.75%), 10/22/2020	2,339,000	2,339,961
Constellation Brands, Inc., FLR, 3.218% (LIBOR - 3mo. + 0.7%), 11/15/2021	2,341,000	2,341,819
Diageo PLC, 3%, 5/18/2020	3,777,000	3,795,905
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	1,900,000	1,999,446
		$13,840,386

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.7%
GLP Capital LP/GLP Financing II, Inc., 4.375%, 4/15/2021	$681,000	$694,933
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	4,936,000	5,321,452
Las Vegas Sands Corp., 3.2%, 8/08/2024	5,950,000	5,977,317
		$11,993,702
Health Maintenance Organizations – 0.3%
Halfmoon Parent, Inc., FLR, 3.06% (LIBOR - 3mo. + 0.65%), 9/17/2021 (n)	$4,598,000	$4,599,973
Industrial – 0.1%
Century Housing Corp., 3.995%, 11/01/2021	$2,421,000	$2,472,557
Insurance – 0.3%
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	$4,840,000	$4,829,526
Insurance - Health – 0.4%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$6,409,000	$6,385,415
Insurance - Property & Casualty – 0.3%
Ambac Assurance Corp., 5.1%, 6/07/2020 (z)	$23,513	$33,641
Ambac LSNI, LLC, FLR, 7.319% (LIBOR - 3mo. + 5%), 2/12/2023 (z)	100,658	102,294
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	4,842,000	4,891,169
		$5,027,104
International Market Quasi-Sovereign – 1.4%
Caisse d'Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	$9,000,000	$8,984,985
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	3,150,000	3,147,977
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	7,590,000	7,556,665
Kommunalbanken A.S., 1.375%, 10/26/2020 (n)	3,870,000	3,834,488
		$23,524,115
Internet – 0.2%
Baidu, Inc., 3.875%, 9/29/2023	$3,736,000	$3,867,657
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,502,000	$6,801,427
Major Banks – 14.4%
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	$5,197,000	$5,213,225
Bank of America Corp., 2.151%, 11/09/2020	3,310,000	3,302,066
Bank of America Corp., 2.369%, 7/21/2021	12,687,000	12,669,917
Bank of America Corp., 2.738%, 1/23/2022	12,868,000	12,906,815
Bank of America Corp., 2.881%, 4/24/2023	7,801,000	7,865,804
Barclays PLC, 4.61%, 2/15/2023	14,012,000	14,418,118
Citibank N.A., 2.125%, 10/20/2020	7,397,000	7,383,393
Commonwealth Bank of Australia, 2.3%, 9/06/2019	6,503,000	6,502,545
Credit Agricole, “A”, FLR, 3.767% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	3,030,000	3,084,282
Credit Suisse Group AG, 3.8%, 9/15/2022	5,482,000	5,663,339
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	4,820,000	4,902,027
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	6,394,000	6,370,458
Goldman Sachs Group, Inc., 2.55%, 10/23/2019	15,694,000	15,698,080
Goldman Sachs Group, Inc., 3%, 4/26/2022	11,318,000	11,408,663
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	4,311,000	4,369,865
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	3,245,000	3,278,297
JPMorgan Chase & Co., 2.2%, 10/22/2019	5,340,000	5,338,320
JPMorgan Chase & Co., 3.25%, 9/23/2022	6,867,000	7,052,917
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	9,760,000	9,929,903
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	7,272,000	7,313,824
KeyBank N.A., 3.3%, 2/01/2022	2,685,000	2,747,124

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	$1,604,000	$1,613,872
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	4,535,000	4,625,066
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	7,462,000	7,467,885
Morgan Stanley, 2.65%, 1/27/2020	11,008,000	11,017,467
Morgan Stanley, 5.5%, 7/28/2021	7,039,000	7,443,794
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	2,861,000	2,900,177
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	4,424,000	4,530,635
SunTrust Bank, 2.8%, 5/17/2022	7,376,000	7,450,915
UBS AG, 2.375%, 8/14/2019	4,186,000	4,186,042
UBS Group Funding (Switzerland) AG, 2.65%, 2/01/2022	8,927,000	8,964,964
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	12,134,000	12,408,667
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	6,146,000	6,195,928
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	4,503,000	4,581,272
		$240,805,666
Medical & Health Technology & Services – 0.4%
Becton, Dickinson and Co., 2.404%, 6/05/2020	$2,975,000	$2,968,440
Becton, Dickinson and Co., 2.894%, 6/06/2022	3,466,000	3,496,237
		$6,464,677
Medical Equipment – 0.5%
Zimmer Biomet Holdings, Inc., 2.7%, 4/01/2020	$6,421,000	$6,426,151
Zimmer Biomet Holdings, Inc., FLR, 3.168% (LIBOR - 3mo. + 0.75%), 3/19/2021	1,298,000	1,298,074
		$7,724,225
Metals & Mining – 0.6%
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	$2,282,000	$2,388,067
Glencore Funding LLC, 3%, 10/27/2022 (n)	2,204,000	2,214,139
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	4,410,000	4,572,656
Vale Overseas Ltd., 4.375%, 1/11/2022	980,000	1,009,410
		$10,184,272
Midstream – 0.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.5%, 12/01/2022	$5,818,000	$5,939,344
El Paso LLC, 6.5%, 9/15/2020	6,336,000	6,603,648
MPLX LP, 3.375%, 3/15/2023	1,725,000	1,765,892
		$14,308,884
Mortgage-Backed – 0.5%
Fannie Mae, 5%, 12/01/2020 - 7/01/2023	$189,996	$195,968
Fannie Mae, 4.5%, 3/01/2023	224,824	232,540
Fannie Mae, 3%, 12/01/2031	2,171,484	2,219,781
Fannie Mae, 4.835%, 2/01/2033	22,047	22,602
Fannie Mae, 4.336%, 3/01/2033	60,634	61,814
Fannie Mae, 4.25%, 5/01/2033	222,260	232,709
Fannie Mae, 2%, 5/25/2044	5,644,942	5,575,327
Freddie Mac, 5.5%, 11/01/2019	1,028	1,028
Freddie Mac, 5%, 4/01/2020 - 8/01/2020	47,980	49,383
Freddie Mac, 0.88%, 4/25/2024 (i)	324,919	10,931
Ginnie Mae, 3.75%, 7/20/2032	55,723	58,055
		$8,660,138
Municipals – 0.6%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$10,353,000	$9,393,795
Network & Telecom – 0.3%
AT&T, Inc., 3.2%, 3/01/2022	$5,118,000	$5,218,313

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.4%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$3,420,000	$3,704,356
Phillips 66, FLR, 3.121% (LIBOR - 3mo. + 0.6%), 2/26/2021	3,020,000	3,020,314
		$6,724,670
Other Banks & Diversified Financials – 3.7%
American Express Co., 3.7%, 11/05/2021	$4,725,000	$4,863,826
Banque Federative du Credit Mutuel S.A., 2.2%, 7/20/2020 (n)	6,421,000	6,410,627
Citigroup, Inc., 2.4%, 2/18/2020	13,963,000	13,985,316
Citigroup, Inc., 4.5%, 1/14/2022	7,500,000	7,862,149
Citizens Bank N.A., 2.55%, 5/13/2021	845,000	846,021
Compass Bank, 3.5%, 6/11/2021	4,852,000	4,932,977
Compass Bank, 2.875%, 6/29/2022	6,688,000	6,733,130
Discover Bank, 3.1%, 6/04/2020	3,205,000	3,217,522
Groupe BPCE S.A., 4%, 9/12/2023 (n)	3,667,000	3,833,115
Groupe BPCE S.A., FLR, 3.675% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	3,667,000	3,704,572
SunTrust Banks, Inc., 2.7%, 1/27/2022	5,086,000	5,108,719
		$61,497,974
Pharmaceuticals – 2.7%
Actavis Funding SCS, 3%, 3/12/2020	$2,399,000	$2,404,106
Actavis Funding SCS, 3.45%, 3/15/2022	7,454,000	7,593,345
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	8,241,000	8,355,619
Bristol-Myers Squibb Co., FLR, 2.904% (LIBOR - 3mo. + 0.38%), 5/16/2022 (n)	1,477,000	1,480,437
Celgene Corp., 2.875%, 8/15/2020	6,424,000	6,449,060
Celgene Corp., 2.75%, 2/15/2023	4,506,000	4,544,070
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	10,330,000	10,321,725
Takeda Pharmaceutical Co. Ltd., 3.8%, 11/26/2020 (n)	3,331,000	3,386,821
		$44,535,183
Printing & Publishing – 0.2%
Moody's Corp., 3.25%, 6/07/2021	$4,108,000	$4,166,082
Real Estate - Apartment – 0.1%
ERP Operating LP, 4.75%, 7/15/2020	$1,200,000	$1,219,330
Retailers – 0.5%
Alimentation Couche-Tard, Inc., 2.35%, 12/13/2019 (n)	$6,472,000	$6,466,833
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	1,978,000	2,005,539
		$8,472,372
Telecommunications - Wireless – 1.5%
American Tower Corp., REIT, 2.8%, 6/01/2020	$2,158,000	$2,161,759
American Tower Corp., REIT, 2.25%, 1/15/2022	6,500,000	6,465,611
American Tower Corp., REIT, 3%, 6/15/2023	5,297,000	5,371,480
Crown Castle International Corp., 3.4%, 2/15/2021	2,140,000	2,165,069
Crown Castle International Corp., 3.15%, 7/15/2023	2,734,000	2,787,400
SBA Tower Trust, 2.877%, 7/09/2021 (n)	1,843,000	1,844,503
SBA Tower Trust, 2.898%, 10/15/2044 (n)	4,150,000	4,150,521
		$24,946,343
Tobacco – 1.1%
B.A.T Capital Corp., 2.297%, 8/14/2020	$7,295,000	$7,277,646
B.A.T Capital Corp., 2.764%, 8/15/2022	2,445,000	2,444,690
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	3,152,000	3,158,979
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	5,388,000	5,535,267
		$18,416,582
Transportation - Services – 0.3%
TTX Co., 2.6%, 6/15/2020 (n)	$5,870,000	$5,869,632

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 15.2%
U.S. Treasury Notes, 2.625%, 12/15/2021	$67,875,000	$69,076,069
U.S. Treasury Notes, 1.875%, 2/28/2022	70,310,000	70,315,493
U.S. Treasury Notes, 1.875%, 4/30/2022	33,048,000	33,054,455
U.S. Treasury Notes, 2.375%, 1/31/2023 (f)	80,421,000	81,825,226
		$254,271,243
Utilities - Electric Power – 3.0%
Dominion Energy, Inc., 1.6%, 8/15/2019	$1,640,000	$1,639,359
Dominion Energy, Inc., 2.579%, 7/01/2020	4,253,000	4,253,405
Emera U.S. Finance LP, 2.7%, 6/15/2021	1,609,000	1,610,797
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	9,251,000	9,306,527
Engie Energia Chile S.A., 5.625%, 1/15/2021	8,964,000	9,333,356
FirstEnergy Corp., 2.85%, 7/15/2022	2,128,000	2,148,472
Florida Power & Light Co., FLR, 2.97% (LIBOR - 3mo. + 0.4%), 5/06/2022	4,927,000	4,928,859
NextEra Energy, Inc., 2.9%, 4/01/2022	4,867,000	4,947,449
WEC Energy Group, Inc., 3.375%, 6/15/2021	4,274,000	4,346,354
WEC Energy Group, Inc., 3.1%, 3/08/2022	2,849,000	2,892,829
Xcel Energy, Inc., 2.4%, 3/15/2021	4,070,000	4,062,547
		$49,469,954
Total Bonds		$1,631,981,485
Investment Companies (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 2.31% (v)	59,184,896	$59,184,896

Other Assets, Less Liabilities – (1.1)%		(19,092,119)
Net Assets – 100.0%		$1,672,074,262
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $59,184,896 and $1,631,981,485, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $674,209,148, representing 40.3% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Ambac Assurance Corp., 5.1%, 6/07/2020	2/14/18	$16,251	$33,641
Ambac LSNI, LLC, FLR, 7.319% (LIBOR - 3mo. + 5%), 2/12/2023	2/14/18	29,761	102,294
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.772%, 12/15/2051	12/06/18	3,603,225	3,853,367
Bayview Commercial Asset Trust, FLR, 2.576% (LIBOR - 1mo. + 0.31%), 8/25/2035	6/09/05	363,627	349,962
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.841% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	379,346	366,724
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 3.225% (LIBOR - 1mo. + 0.9%), 6/17/2037	7/24/19	6,856,823	6,865,398
Panasonic Corp., 2.536%, 7/19/2022	7/10/19	4,980,000	4,980,313
Total Restricted Securities			$16,551,699
% of Net assets			1.0%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Derivative Contracts at 7/31/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	440	$94,338,750	September – 2019	$(135,615)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
7/15/21	USD	132,200,000	centrally cleared	1.88%/Quarterly	2.30% (3-Month LIBOR)/Quarterly	$(142,878)	$—	$(142,878)
At July 31, 2019, the fund had liquid securities with an aggregate value of $1,301,176 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of July 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$254,271,243	$—	$254,271,243
Non-U.S. Sovereign Debt	—	33,000,108	—	33,000,108
Municipal Bonds	—	9,393,795	—	9,393,795
U.S. Corporate Bonds	—	537,641,028	—	537,641,028
Residential Mortgage-Backed Securities	—	45,406,433	—	45,406,433
Commercial Mortgage-Backed Securities	—	149,268,282	—	149,268,282
Asset-Backed Securities (including CDOs)	—	332,490,310	—	332,490,310
Foreign Bonds	—	270,510,286	—	270,510,286
Mutual Funds	59,184,896	—	—	59,184,896
Total	$59,184,896	$1,631,981,485	$—	$1,691,166,381
Other Financial Instruments
Futures Contracts - Liabilities	$(135,615)	$—	$—	$(135,615)
Swap Agreements - Liabilities	—	(142,878)	—	(142,878)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$44,994,362	$194,011,425	$179,816,043	$(2,643)	$(2,205)	$59,184,896
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$228,129	$—